TRADE AND AMOUNTS RECEIVABLE (Narrative) (Details) $ in Millions	3 Months Ended			12 Months Ended
	Mar. 31, 2024 EUR (€)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Write-offs of trade receivables		$ 0.0	$ 0.1		$ 1.3		$ 0.2
Discontinued operations [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Write-offs of trade receivables					$ 1.1
TruHC Pharma GmbH [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Write-offs of trade receivables | €	€ 0			€ 0		€ 0